Investments (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment	€ 278	€ 1,044
Percentage of interest acquired in subsidiary	51.96%
Levitech B.V. [Member]
Percentage of interest acquired in subsidiary	20.00%